Stockholders' Deficit - Summary of Noncontrolling Interests in the Company's Consolidated Entities (Detail) - LGM ENTERPRISES, LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entities 1-3 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest	99.00%
LGME's ownership	1.00%
Total	100.00%
Entities 1-4 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest		99.00%	99.00%	99.00%
LGME's ownership		1.00%	1.00%	1.00%
Total		100.00%	100.00%	100.00%
Entity 4 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest	95.00%
LGME's ownership	5.00%
Total	100.00%
Entity 5 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest	77.00%	75.00%	75.00%	75.00%
LGME's ownership	23.00%	25.00%	25.00%	25.00%
Total	100.00%	100.00%	100.00%	100.00%
Entity 6 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest	75.00%	68.00%	68.00%	68.00%
LGME's ownership	25.00%	32.00%	32.00%	32.00%
Total	100.00%	100.00%	100.00%	100.00%
Entity 7 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest	70.00%	67.00%	67.00%	67.00%
LGME's ownership	30.00%	33.00%	33.00%	33.00%
Total	100.00%	100.00%	100.00%	100.00%
Entity 8 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest	68.00%
LGME's ownership	32.00%
Total	100.00%
Entity 9 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest	67.00%
LGME's ownership	33.00%
Total	100.00%
Entity 10 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest	58.00%
LGME's ownership	42.00%
Total	100.00%
Entity 11 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest	52.00%
LGME's ownership	48.00%
Total	100.00%
Entities 8-9 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest		58.00%	58.00%	58.00%
LGME's ownership		42.00%	42.00%	42.00%
Total		100.00%	100.00%	100.00%
Entities 10-21 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest				52.00%
LGME's ownership				48.00%
Total				100.00%
Entities 10-22 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest		52.00%	52.00%
LGME's ownership		48.00%	48.00%
Total		100.00%	100.00%